Nationwide Investor Destinations Moderately Conservative Fund
Summary Prospectus March 1, 2010 (as revised May 6, 2010)

Class/Ticker A NADCX B NBDCX C NCDCX R2 GMMRX Institutional Class GMIMX Service Class NSDCX
Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2010, as revised May 6, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to maximize total investment return for a moderately conservative level of risk.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 28 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 75 of the Statement of Additional Information.

	Class A	Class B	Class C	Class R2	Service Class	Institutional Class
	Shares	Shares	Shares	Shares	Shares	Shares
Shareholder Fees (paid directly from your investment)

Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.25%	None

Other Expenses[1]	0.20%	0.13%	0.13%	0.27%	0.28%	0.13%

Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%

Total Annual Fund Operating Expenses	0.89%	1.57%	1.57%	1.21%	0.97%	0.57%

Amount of Fee Waiver/Expense Reimbursement[2]	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%	1.56%	1.56%	1.20%	0.96%	0.56%

1	The Board of Trustees of Nationwide Mutual Funds (the “Trust”) has approved a new methodology for the allocation of certain Fund expenses, effective May 1, 2010, including those relating to the provision of administration and transfer agency services, as reflected in a new Joint Fund Administration and Transfer Agency Agreement. Accordingly, “Other Expenses” have been restated to reflect the new expense allocation methodology.
2	The Trust and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting operating expenses to 0.25% (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) for all share classes until at least February 28, 2011. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	1 of 4	Nationwide Investor Destinations Moderately Conservative Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$660	$842	$1,039	$1,607

Class B shares	659	795	1,054	1,582

Class C shares	259	495	854	1,867

Class R2 shares	122	383	664	1,465

Service Class shares	98	308	535	1,189

Institutional Class shares	57	182	317	713

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$159	$495	$854	$1,582

Class C shares	159	495	854	1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.80% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Mutual Funds (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. Through investments in the Underlying Funds, the Fund invests a majority of its assets in fixed-income securities, such bonds and money market instruments in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies that the investment adviser believes offer opportunities for capital growth. As of the date of this Prospectus, the Fund allocates approximately 52.5% of its net assets in bonds, approximately 30% in U.S. and 10% in international stocks, and approximately 7.5% in money market instruments. The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income and secondary goal is growth. The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, an Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	2 of 4	Nationwide Investor Destinations Moderately Conservative Fund

as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve greater risk.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in the Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Strategy risk – there is the risk that the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund’s asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss. There also is no guarantee that the Underlying Funds will achieve their investment objectives.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The bar chart and table that follow can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares
(Years Ended December 31,)

Best Quarter:  8.35% – 3rd qtr. of 2009
Worst Quarter:  -7.65% – 4th qtr. of 2008

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	3 of 4	Nationwide Investor Destinations Moderately Conservative Fund

The inception dates for the Class C, Class R2 and Institutional Class shares are March 1, 2001, October 1, 2003 and December 29, 2004, respectively. Pre-inception historical performance for Class C shares and Class R2 shares is based on the previous performance of Class B shares. Pre-inception historical performance for Institutional Class shares is based on the previous performance of Service Class shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns
For the Periods Ended December 31, 2009:

			Since Inception
	1 Year	5 Years	(Mar. 31, 2000)
Class A shares – Before Taxes	7.86%	1.99%	2.47%

Class A shares – After Taxes on Distributions	7.08%	0.81%	1.41%

Class A shares – After Taxes on Distributions and Sales of Shares	5.24%	1.20%	1.57%

Class B shares – Before Taxes	8.60%	2.13%	2.39%

Class C shares – Before Taxes	12.67%	2.48%	2.40%

Class R2 shares – Before Taxes	14.01%	2.94%	2.72%

Service Class shares – Before Taxes	14.32%	3.09%	3.03%

Institutional Class shares – Before Taxes	14.77%	3.55%	3.26%

Barclays Capital U.S. Aggregate Bond Index (The Index does not pay sales charges, fees or expenses.)	5.93%	4.97%	6.26%

Moderately Conservative Fund Composite Index[1] (The Index does not pay sales charges, fees or expenses.)	12.84%	3.01%	2.82%

1	The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical combination of the Barclays Capital U.S. Aggregate Bond Index (35%), the Citigroup 3-Month Treasury Bill (T-Bill) Index (25%) and the S&P 500® Index (40%). The Index is a hypothetical representation of the Fund’s asset classes according to their respective weightings.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (the “Adviser”)

Portfolio Manager

Portfolio Manager	Title	Length of Service
Thomas R. Hickey Jr.	Vice President	Since April 2001

Purchase and Sale of Fund Shares

Minimum Initial Investment Classes A, B*, C: $2,000 Class R2: no minimum Service Class: $50,000 Institutional Class: $1,000,000 Automatic Asset Accumulation Plan (Classes A, B*, C): $1,000

Minimum Additional Investment
Classes A, B*, C: $100
Class R2, Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $50
* Class B shares are closed to new investors.

To Place Orders
Mail:	Overnight:	Website:
Nationwide Funds P.O. Box 5354 Cincinnati, OH 45201-5354 Fax: 800-421-2182	Nationwide Funds 303 Broadway, Suite 900 Cincinnati, OH 45202	www.nationwide.com/ mutualfunds

Phone: 800-848-0920 (toll free). Representatives are available 8 a.m. – 7 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and will generally be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus March 1, 2010 (as revised May 6, 2010)	4 of 4	Nationwide Investor Destinations Moderately Conservative Fund